                                   OppenheimerFunds, Inc.
                           Two World Financial Center, 11th Floor
                                     225 Liberty Street
                               New York, New York 10281-1008

October 29, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Principal Protected Trust II
            File No. 811-21414, Reg. No. 333-108093
            ---------------------------------------

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information dated
October 25, 2004, of Oppenheimer  Principal  Protected  Main Street Fund II (the "Fund"),
a series of  Oppenheimer Principal  Protected  Trust II (the  "Registrant"),  no changes were
made  to  the  Prospectus  and  the  Statement  of  Additional   Information   contained  in
Post-Effective  Amendment  No. 4 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the Securities and Exchange  Commission on October 25,
2004.

      If there are any questions, please contact the undersigned.

                                                Very truly yours,

                                                /s/ Randy Legg
                                                 -----------------------
                                                Randy Legg
                                                Assistant Vice President and
                                                Assistant Counsel
                                                (303) 768-1026
Enclosures

cc:  Allan Adams, Esq.
     Gloria LaFond